Schedule of Investments (unaudited) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.8%

New York — 127.6%

Corporate — 4.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$280	$302,028
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	650	707,733
5.00%, 07/01/28	795	853,464
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,195	4,097,843
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	2,370	2,422,827

		8,383,895

County/City/Special District/School District — 30.2%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	1,115	1,284,937
5.00%, 08/01/30	1,000	1,109,340
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,000	1,068,730
Series D, 5.38%, 06/01/32	25	25,077
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	774,594
Sub-Series G-1, 5.00%, 04/01/29	750	817,447
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	2,000	511,240
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,975	3,426,962
5.00%, 11/15/45	3,700	4,233,355
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	1,960	845,897
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	1,500	566,910
(AMBAC), 5.00%, 01/01/39	3,000	3,041,670
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,540
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,606

Security	Par (000)	Value

County/City/Special District/School District (continued)
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	$350	$350,382
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	502,675
City of New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 02/01/32	5,000	5,658,750
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	355	420,828
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,725	2,002,604
Series A-2, 5.00%, 08/01/38	1,420	1,674,989
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,500	2,690,875
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	945	1,126,875
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	125	134,256
5.75%, 02/15/47	75	80,074
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	1,370	1,605,832
5.00%, 02/15/42	1,225	1,427,786
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	2,000	2,054,700
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,200	1,238,148
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,835	1,974,332
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	480	527,155
4 World Trade Center Project, 5.00%, 11/15/31	860	928,129
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,182,736
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,935	2,023,758
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,420	1,527,054

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	$2,070	$2,225,809
World Trade Center Project, 5.75%, 11/15/51	1,340	1,468,787

		57,860,839

Education — 27.4%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	380	416,423
Daemen College Project, 5.00%, 10/01/48	290	316,596
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	1,100	1,147,267
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38	660	680,876
New Dawn Charter School Project, 5.75%, 02/01/49	200	204,690
New Dawn Charter Schools Project, 5.00%, 02/01/33	435	440,181
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	281,758
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	225	256,410
Carnegie Hall, 4.75%, 12/01/39	2,000	2,030,460
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	3,135	3,258,958
Series B, 4.00%, 08/01/35	470	498,750
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(c)	625	627,213
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	245	266,033

Security	Par (000)	Value

Education (continued)
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/34	$170	$186,317
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 08/01/36	2,155	2,104,314
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	240	282,228
5.00%, 07/01/48	360	421,607
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	395	460,538
4.00%, 07/01/46	745	793,313
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(c)	1,900	2,041,873
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	320	364,483
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	1,165	1,194,940
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	379,332
5.00%, 07/01/42	220	230,738
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	750	797,685
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	700	744,870
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	500	561,580
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	165,780

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	$750	$804,270
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	225,695
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(c)	2,000	2,011,540
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	1,440	1,958,414
New York University, Series B, 5.00%, 07/01/37	1,250	1,367,187
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(c)	750	754,238
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	2,000	2,127,640
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	845	998,165
Teachers College, Series B, 5.00%, 07/01/42	1,225	1,328,084
Touro College & University System, Series A, 5.25%, 01/01/34	800	883,464
Touro College & University System, Series A, 5.50%, 01/01/39	2,000	2,212,240
University of Rochester, Series A, 5.13%, 07/01/19(c)	740	744,329
University of Rochester, Series A, 5.75%, 07/01/19(c)	565	568,882
University of Rochester, Series A, 5.13%, 07/01/39	110	110,594
University of Rochester, Series A, 5.75%, 07/01/39	85	85,567
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	2,000	2,183,780
Barnard College, Series A, 5.00%, 07/01/33	530	613,963
Brooklyn Law School, 5.75%, 07/01/33	475	477,750
Cornell University, Series A, 5.00%, 07/01/40	800	829,232
Culinary Institute of America, 5.00%, 07/01/42	300	320,127

Security	Par (000)	Value

Education (continued)
Fordham University, 5.00%, 07/01/44	$850	$943,738
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,571,006
New York University, Series A, 5.00%, 07/01/37	1,790	1,957,812
Rochester Institute of Technology, 5.00%, 07/01/42	1,000	1,079,380
Skidmore College, Series A, 5.00%, 07/01/28	75	79,931
Skidmore College, Series A, 5.25%, 07/01/29	85	91,054
St. John’s University, Series A, 5.00%, 07/01/37	835	950,447
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	2,355	2,668,191
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	445	503,237
St. John’s University, Series A, 5.00%, 07/01/34	250	286,748
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	415	469,718
Hofstra University Project, 5.00%, 07/01/47	120	138,488

		52,500,124

Health — 12.8%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	1,600	1,678,016
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	314,922
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	395	395,454
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	206,742
5.00%, 12/01/46	320	360,771

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Series A, 5.00%, 12/01/32	$240	$260,614
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,650	1,754,115
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 07/01/42	2,800	2,966,908
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	230	253,223
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A, 5.00%, 07/01/44	110	117,798
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,310,476
Series B, 6.00%, 11/01/20(c)	435	463,271
Series B, 6.00%, 11/01/30	65	68,946
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 01/01/28	675	721,676
5.00%, 01/01/34	1,250	1,321,088
State of New York Dormitory Authority, RB:
Catholic Health System Obligation, 4.00%, 07/01/38	470	499,596
Catholic Health System Obligation, 4.00%, 07/01/39	615	651,875
New York State Association for Retarded Children, Inc., Series A, 6.00%, 07/01/19(c)	500	503,595
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19(c)	200	201,438
New York University Hospitals Center, Series A, 6.00%, 07/01/20(c)	500	525,615

Security	Par (000)	Value

Health (continued)
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	$500	$525,190
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	291,612
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,385	1,434,749
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,068,000
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,750	1,869,000
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,430	1,585,212
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	1,100	1,102,948

		24,452,850

Housing — 4.8%
City of New York Housing Development Corp., Refunding RB, M/F Housing, Sustainable Neighbourhood, Series B-1-A, 3.65%, 11/01/49	1,150	1,162,961
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	1,140	1,256,520
5.00%, 07/01/33	500	545,110
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	925	967,661
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	355	395,076
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	495	518,136

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	$1,420	$1,425,694
Series H, 4.25%, 11/01/51	1,000	1,072,700
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	1,785	1,893,974

		9,237,832

State — 9.6%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,360	2,576,671
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/34	2,185	2,307,513
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	620	726,671
Series A, 5.00%, 03/15/36	1,360	1,597,619
Series A, 5.00%, 02/15/42	1,500	1,734,915
Series B, 5.00%, 03/15/42	4,380	4,745,117
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	1,160	1,385,307
Series A, 5.25%, 03/15/39	1,030	1,256,538
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	885	988,085
5.00%, 03/15/32	1,000	1,114,020

		18,432,456

Tobacco — 3.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,024,380
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,500	1,302,330
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	130	136,227
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,470	1,498,018

Security	Par (000)	Value

Tobacco (continued)
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	$150	$150,397
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	250	265,645
5.25%, 05/15/40	110	116,060
TSASC, Inc., Refunding RB, Tobacco Settlement Bonds, Subordinate, Series B, 5.00%, 06/01/48	900	878,220
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	725	698,487
5.13%, 06/01/51	870	886,965

		6,956,729

Transportation — 27.8%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	535	612,800
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(c)	540	627,448
Series D, 5.25%, 11/15/21(c)	220	240,568
Series E, 5.00%, 11/15/38	4,000	4,411,960
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	750	824,917
Green Bonds, Series A-1, 5.25%, 11/15/56	750	857,970
Series D, 5.25%, 11/15/21(c)	780	852,922
Series D, 5.25%, 11/15/23(c)	910	1,057,365
Series F, 5.00%, 11/15/30	2,000	2,199,260
Series F, 5.00%, 11/15/35	500	571,235
Transportation, Series D, 5.00%, 11/15/20(c)	800	842,480
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,695	2,941,377
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,040	1,130,917
5.00%, 07/01/46	5,960	6,465,289
5.25%, 01/01/50	560	611,514
(AGM), 4.00%, 07/01/41	800	831,320

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	$2,305	$2,416,378
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	4,930	5,122,221
Series 8, 6.00%, 12/01/42	1,000	1,058,320
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	835,027
179th Series, 5.00%, 12/01/38	575	647,697
195th Series, AMT, 5.00%, 04/01/36	750	868,417
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	640	665,338
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	549,630
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	920	1,050,060
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	2,500	2,725,250
Series I, 5.00%, 01/01/37	1,760	1,890,205
Series I, 5.00%, 01/01/42	280	300,157
Series J, 5.00%, 01/01/41	2,000	2,230,780
Series K, 5.00%, 01/01/32	2,575	2,969,232
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	1,000	1,172,010
Series B, 5.00%, 11/15/40	350	405,003
Series B, 5.00%, 11/15/45	310	357,504
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	1,700	1,133,492
General, Series A, 5.25%, 11/15/45	590	683,297
General, Series A, 5.00%, 11/15/50	500	567,420

Security	Par (000)	Value

Transportation (continued)
Series B, 5.00%, 11/15/38	$515	$607,412

		53,334,192

Utilities — 7.0%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,037,180
Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,145,350
Long Island Power Authority, RB:
5.00%, 09/01/38	2,750	3,280,475
General, 5.00%, 09/01/47	490	567,160
General, 5.00%, 09/01/36	340	402,404
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	500	534,000
General, Electric Systems, Series C (CIFG), 5.25%, 09/01/29	2,000	2,522,740
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	250	285,910
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	930	1,107,435
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	372,949
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,000	2,259,620

		13,515,223

Total Municipal Bonds in New York		244,674,140

Puerto Rico — 3.2%

State — 1.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	17	17,246
4.75%, 07/01/53	689	658,064

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
5.00%, 07/01/58	$1,508	$1,486,224

		2,161,534

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	985	995,805

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,545	1,519,894
5.13%, 07/01/37	445	437,769
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,020	1,021,275

		2,978,938

Total Municipal Bonds in Puerto Rico		6,136,277

Total Municipal Bonds — 130.8% (Cost — $236,209,875)		250,810,417

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 34.5%

County/City/Special District/School District — 8.6%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	4,370	4,760,066
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,685,843
Sub-Series-D1, Series D, 5.00%, 12/01/43(e)	2,850	3,384,147
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	825	886,721
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,672,856
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(e):
5.75%, 02/15/21(c)	774	828,134
5.75%, 02/15/47	476	509,443

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$2,610	$2,830,293

		16,557,503

Education — 2.1%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	3,527	3,931,263

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	2,830	2,990,504

State — 3.3%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	869,292
4.00%, 10/15/32	1,000	1,104,985
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,500	1,582,755
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	1,000	1,190,020
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,497	1,617,191

		6,364,243

Transportation — 8.1%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,053,366
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,455	1,683,697
Consolidated, 210th Series, 5.00%, 09/01/48	1,900	2,256,250
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,609,133
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,180	1,266,370

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$1,500	$1,736,805

		15,605,621

Utilities — 10.8%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	5,310	5,670,160
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,511	3,773,871
Series FF-2, 5.50%, 06/15/40	810	813,645
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	6,868	7,748,364
Restructuring, Series A, 5.00%, 12/15/35	2,000	2,360,640

Security	Par (000)	Value

Utilities (continued)
Restructuring, Series B, 4.00%, 12/15/35	$370	$404,954

		20,771,634

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.5% (Cost — $62,717,715)		66,220,768

Total Long-Term Investments — 165.3% (Cost — $298,927,590)		317,031,185

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 2.08%(f)(g)	151,662	151,662

Total Short-Term Securities — 0.1% (Cost — $151,662)		151,662

Total Investments — 165.4% (Cost — $299,079,252)		317,182,847

Other Assets Less Liabilities — 2.8%		5,277,176

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.9)%		(36,224,703)

VMTP Shares at Liquidation Value — (49.3)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$191,735,320

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between August, 15, 2020 to December, 01, 2026 is $2,165,162.

(f)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY)

(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	151,662	151,662	$151,662	$5,382	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,136,343	(2,136,343)	—	—	5,172	45	(259)

				$151,662	$10,554	$45	$(259)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CIFG	CIFG Assurance North America, Inc.

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	31	06/19/19	$3,834	$(18,299)
Long U.S. Treasury Bond	72	06/19/19	10,618	(45,093)
5-Year U.S. Treasury Note	30	06/28/19	3,469	(14,110)

				$(77,502)

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$317,031,185	$—	$317,031,185
Short-Term Securities	151,662	—	—	151,662

	$151,662	$317,031,185	$—	$317,182,847

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(77,502)	$—	$—	$(77,502)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(36,057,166)	$—	$(36,057,166)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

	$—	$(130,557,166)	$—	$(130,557,166)

10